Deferred Tax Balances - Movements in Deferred Tax Balances (Detail)	12 Months Ended
Jun. 30, 2023 AUD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	$ 0
(Charged)/credited - to profit or loss	0
Deferred tax movement ending balance	0
Deferred Tax Asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	1,044,422
(Charged)/credited - to profit or loss	2,326,468
Deferred tax movement ending balance	3,370,890
Deferred Tax Liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	(1,044,422)
(Charged)/credited - to profit or loss	(2,326,468)
Deferred tax movement ending balance	$ (3,370,890)